Fair Value Measurement- Quantitative Information about Level 3 Fair Value Measurements of Liabilities (Detail) (Fair Value, Measurements, Recurring, Level 3, USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair value of liabilities	9		$ 75
Trading Liabilities | Structured Foreign Exchange Swaptions | Option Pricing Model
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair value of liabilities	6	[1]
Trading Liabilities | Structured Foreign Exchange Swaptions | Option Pricing Model | Minimum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Correlation risk (percent)	0.00%	[1]
Volatility (percent)	15.00%
Trading Liabilities | Structured Foreign Exchange Swaptions | Option Pricing Model | Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Correlation risk (percent)	25.00%	[1]
Volatility (percent)	16.00%
Trading Liabilities | Equity Options | Option Pricing Model
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair value of liabilities	3	[1]
Trading Liabilities | Equity Options | Option Pricing Model | Minimum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility (percent)	23.00%	[1]
Trading Liabilities | Equity Options | Option Pricing Model | Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility (percent)	24.00%	[1]

[1]	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.